UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:  March 31, 1999
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4551 Cox Road
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     5/17/99
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       68
                                        ----------------------

Form 13F Information Table Value Total:      228742
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
A.G. Edwards                   COM              025816109      338    10100 SH       OTHER                          10100
Ace Limited                    COM              G0070K103     5222   164800 SH       OTHER                         164800
Allied Capital                 COM              019033109     5842   314738 SH       OTHER                         314738
Aluminum Company of America    COM              022249106     6538   161435 SH       OTHER                         161435
American Express               COM              025816109     8211    68000 SH       OTHER                          68000
American International Group   COM              026874107      393     3375 SH       OTHER                           3375
Amwest                         COM              032345100     2565   233160 SH       OTHER                         233160
Anheuser Busch                 COM              035229103    24704   333834 SH       OTHER                         333834
Baldwin & Lyons, Inc. 'B'      COM              057755209     1835    87900 SH       OTHER                          87900
Berkshire Hathaway Class B     COM              084670207      430      179 SH       OTHER                            179
Berkshire Hathaway, Inc.       COM              10382K102    13083      178 SH       OTHER                            178
Boeing Co                      COM              097023105      689    19800 SH       OTHER                          19800
Brown Forman Class A           COM                            1339    25300 SH       OTHER                          25300
Caraustar Industries           COM              140909102     2976   128000 SH       OTHER                         128000
Carmax                         COM              172737306      982   249400 SH       OTHER                         249400
Cedar Fair LP                  COM              150185106     5534   218100 SH       OTHER                         218100
Centerpoint Property Trust     COM              151895109     9827   308900 SH       OTHER                         308900
Cincinnati Financial           COM              172062101    11713   314435 SH       OTHER                         314435
Cleveland Cliffs               COM              185896107     1908    57500 SH       OTHER                          57500
Crown Central Petroleum Class  COM                             151    20100 SH       OTHER                          20100
Crown Central Petroleum Class  COM                             330    45100 SH       OTHER                          45100
Deere & Co                     COM              214199105      234     6200 SH       OTHER                           6200
DuPont                         COM              263534109      672    12102 SH       OTHER                          12102
Equity Residential             COM              29476L107     1826    44122 SH       OTHER                          44122
Exel Limited                   COM              G3242A102    17498   292547 SH       OTHER                         292547
Federal Realty Trust           COM              313747206    10062   472100 SH       OTHER                         472100
Foremost Corporation of Americ COM              345469100     1534    81000 SH       OTHER                          81000
Friedman Billings and Ramsey G COM              358433100      126    20100 SH       OTHER                          20100
General Electric               COM              369604103      345     3200 SH       OTHER                           3200
Glaxo                          COM              37733W105      247     4000 SH       OTHER                           4000
HCC Corporation                COM              404132102     5499   305500 SH       OTHER                         305500
Interpublic Group              COM              460690100     1500    19880 SH       OTHER                          19880
Investors Title Company        COM              461804106     5530   241750 SH       OTHER                         241750
J. Alexanders                  COM              928753102      445   109500 SH       OTHER                         109500
LADD Financial Pfd B           COM                             160    32000 SH       OTHER                          32000
Lockheed Martin                COM              539830109      669    17204 SH       OTHER                          17204
Lydall                         COM              550819106      347    43000 SH       OTHER                          43000
MGI Properties Inc             COM              552885105     3957   150400 SH       OTHER                         150400
Martin Marietta Materials      COM              573284106    18891   348216 SH       OTHER                         348216
National Golf Properties       COM              63623G109      410    17000 SH       OTHER                          17000
Nike                           COM              654106103      852    15000 SH       OTHER                          15000
Penn National Gaming           COM              707569109      276    39500 SH       OTHER                          39500
Penn Virginia Corporation      COM              707882106     1051    59000 SH       OTHER                          59000
Pfizer Inc                     COM              717081103      243     1800 SH       OTHER                           1800
Philadelphia Consolidated Hold COM              717528103      913    43500 SH       OTHER                          43500
Philip Morris, Inc.            COM              718154107     5368   133991 SH       OTHER                         133991
Plum Creek Lumber MLP          COM              729237107     5497   195000 SH       OTHER                         195000
RLI Corporation                COM              749607107     9715   323829 SH       OTHER                         323829
Richfood Holdings              COM              763408101     2597   119075 SH       OTHER                         119075
SL Green Corp                  COM              78440x101      537    29500 SH       OTHER                          29500
ServiceMaster L.P.             COM              817615107      562    27843 SH       OTHER                          27843
Smithfield Foods               COM              832248108      888    38000 SH       OTHER                          38000
St. Joe Corporation            COM              790148100      746    29700 SH       OTHER                          29700
Sunstone Hotel Investors       COM              867933103     1928   270600 SH       OTHER                         270600
Synalloy Corporation           COM              871565107     2278   331400 SH       OTHER                         331400
Tandy Corp                     COM              875382103     3378    55900 SH       OTHER                          55900
Terra Nova Corporation         COM              876151033      379    16400 SH       OTHER                          16400
Tredegar Corporation           COM              894650100      317    10000 SH       OTHER                          10000
Twentieth Century Insurance    COM              901272203     2388   136000 SH       OTHER                         136000
United Asset Management        COM              909420101     2344   101932 SH       OTHER                         101932
United Dominion Realty Trust   COM              910197102      187    18900 SH       OTHER                          18900
United Technologies            COM              913017109      375     2844 SH       OTHER                           2844
Unum                           COM              903192102      232     4800 SH       OTHER                           4800
Value Line                     COM              920437100      394    10500 SH       OTHER                          10500
Vulcan Materials               COM              929160109     1020    24500 SH       OTHER                          24500
Washington Real Estate Investm COM              939653101     6961   442000 SH       OTHER                         442000
Wilmington Trust Co            COM              971807102      855    14700 SH       OTHER                          14700
Zenith National                COM              989390109     1899    78100 SH       OTHER                          78100